Stock Options and Warrants - Restricted Stock Awards - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 92	$ 374	$ 342	$ 721	$ 1,418	$ 1,693
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			2 years 4 months 6 days		2 years 2 months 12 days	1 year 7 months 6 days
Under 2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value of restricted stock awards			$ 64	91	$ 194	$ 273
Stock-based compensation expense	30	$ 46	55	$ 85	191	240
Unrecognized compensation costs	$ 1		$ 1		$ 8	$ 16
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			4 months 10 days		7 months 6 days	6 months
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting terms			1 year		1 year